Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [Abstract]
Schedule of total revenue explanatory

The following table is a provides a breakdown of the Company’s total revenues:

	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
Interest revenue	28,098	26,436	27,208
Wealth revenue	10,670	9,203	8,686
Payments revenue	8,634	7,166	7,348
Other subscription related revenue	23,804	22,416	25,707
Total revenue	71,206	65,221	68,949

Schedule Of total disaggregation of revenue explanatory

For the years ended December 31, 2023 and December 31, 2022 the disaggregation of revenue was previously presented as follows on the consolidated statements of operations and comprehensive income (loss):

	Year ended
	December 31, 2023	December 31, 2022
Subscription and services	38,785	41,741
Interest revenue	26,436	27,208
Total revenue	65,221	68,949